Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Common stock, par value	0.01	0.01
Common stock, shares authorized	27,000,000	20,000,000
Common stock, shares issued	17,346,561	17,346,561